Other non-current assets - Summary of Other Noncurrent Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Other Non Current Assets [Line Items]
Fixed deposit	₨ 199	$ 3
Interest reserve	1,035	16
Deposit in Site Restoration Fund	3,986	61	₨ 3,275
Investment in rehabilition trust	719	11	584
Customer A [member]
Disclosure Of Other Non Current Assets [Line Items]
Trade and other receivables held back by customer	7,670	118	8,930
Outstanding trade receivables on disputes	8,020	123	7,493
Tax benefits	₨ 8,310	$ 128	₨ 2,620